CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS (UNAUDITED) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Income Statement [Abstract]
Revenue	$ 2,090,386	$ 1,978,578
Costs and expenses:
Direct costs (excluding depreciation and amortization)	1,471,367	1,395,546
Selling, general and administrative	177,350	200,006
Depreciation and amortization	149,181	145,126
Transaction and integration related	6,991	11,382
Restructuring	0	9,729
Total costs and expenses	1,804,889	1,761,789
Income from operations	285,497	216,789
Interest income	1,930	1,072
Interest expense	(71,665)	(86,551)
Income before income tax expense	215,762	131,310
Income tax expense	(28,324)	(14,273)
Income before share of losses from equity method investments	187,438	117,037
Share of losses from equity method investments	0	(383)
Net income	$ 187,438	$ 116,654
Net income per Ordinary Share (note 13):
Basic (in USD per share)	$ 2.27	$ 1.43
Diluted (in USD per share)	$ 2.25	$ 1.41
Weighted average number of Ordinary Shares outstanding (note 13):
Basic (in shares)	82,579,203	81,784,389
Diluted (in shares)	83,249,303	82,605,659